DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The net fair values of derivative financial instruments at December 31, 2022 and 2021 were as follows:

	As of December 31,
	2022	2021

Contracts with positive fair value
Foreign exchange contracts	227	4,353

	227	4,353

Contracts with negative fair value
Interest rate swap contracts	(1)	(163)
Commodity contracts	(504)	—
Foreign exchange contracts	—	(1,726)

	(505)	(1,889)
Changes in fair value of derivative instruments designated as cash flow hedges for each of the years presented are included below:

	Cash flow hedges
	Gross amount	Income tax	Total

At December 31, 2020	(338)	103	(235)

(Decrease) / Increase	—	—	—
Reclassification to income statement	278	(83)	195

At December 31, 2021	(60)	20	(40)

(Decrease) / Increase	1	(1)	—
Reclassification to income statement	59	(19)	40

At December 31, 2022	—	—	—
The net fair values of the exchange rate derivative contracts as of December 31, 2022 and 2021 were as follows:

			Fair value at December 31,
Currencies	Contract	Notional amount	2022	2021

EUR/$	Forward - Buy EUR	26.8 million EUR	258	245
COP/$	ND Forward - Sell COP	441.8 billion COP	227	4,038
MXN/$	ND Forward - Sell MXN	2.4 billion MXN	(258)	—
EUR/$	Forward - Sell EUR	3.0 million EUR	—	70
ARS/$	ND Forward - Buy ARS	10.9 billion ARS	—	(1,726)

			227	2,627
COP: Colombian pesos; EUR: Euros; $: U.S. dollars; ARS: Argentine pesos; MXN: Mexican pesos.